Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

The following table summarizes the movement in the net book value of property and equipment for the nine-month period ended September 30:

	2025	2024

Balance as of January 1	624	597

Acquisitions	1	—
Additions	221	113
Depreciation	(102)	(89)
Impairment	(6)	(2)
Translation adjustment	12	(49)
Transfers and reclassifications	(2)	(2)
Modifications and reassessments	58	40
Disposals and write-off	(3)	(2)
Divestment and reclassification to Held for sale	—	(1)

Balance as of September 30	803	605